Warrants	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Warrants
12.	Warrants
In connection with the completion of the Business Combination on August 10, 2021, the Company assumed obligations under Peridot Acquisition Corp.’s publicly traded warrants to purchase up to 23,000,000 common shares at their fair market value of $2.10 per share for a total acquired liability of $48,299,987.
The total number of warrants was made up of 15,000,000 Public Placement Warrants (“Public Warrants”) and 8,000,000 Private Placement Warrants (“Private Warrants”). All of the warrants had a
5-year
term, expiring on September 24, 2025. The Public Warrants had an exercise price of $11.50 per share, with a redemption price of $0.10 per warrant if the Company’s share price exceeded $10.00, on a cashless basis. If the Company’s share price exceeded $18.00 for any 20 trading days within the 30 trading day period ending three trading days before the Company elected to deliver a notice of redemption, the redemption price was $0.01 on a cash basis. The Private Warrants had an exercise price of $11.50 per share, redeemable only at such time that the share price of the Company was between $10.00 and $18.00, at $0.10 per warrant. The Private Warrants were not transferable until 30 days after the close of the Business Combination, which was September 9, 2021.
On December 27, 2021, the Company announced that it would redeem all of its warrants to purchase common shares of the Company that remained outstanding at 5:00 p.m. New York City time on January 26, 2022 (the “Redemption Date”) for a redemption price of $0.10 per warrant. Based on the Redemption Fair Market Value that was announced on January 11, 2022, warrant holders who surrendered their warrants on a “Make-Whole Exercise” prior to the Redemption Date received 0.253 common shares of the Company per warrant. As of January 31, 2022, (i) 9,678 warrants were exercised at the exercise price of $11.50 per common share, and (ii) 22,540,651 warrants were surrendered by holders in the Make-Whole Exercise. The remaining 449,665 unexercised warrants were redeemed at $0.10 per warrant.

	Number of warrants	$
At October 31, 2021	22,999,894	82,109,334
Three months ended January 31, 2022
Cash exercises	9,578	22,370
Cashless exercises	22,540,651	45,868,706
Redemptions	449,665	44,967
Fair Value Gain on Warrants		36,173,291

At January 31, 2022	—	—

At April 30, 2022	—	—

Warrants were
re-measured
through profit or loss at each period end, using first level inputs. As of January 31, 2022, the warrants are no longer publicly traded.

11.	Warrants
On August 10, 2021, the Company began trading warrants related to its common shares. These warrants were assumed as part of the business combination described in Note 1. On acquisition date, the Company assumed 23,000,000 warrants at the publicly traded fair market value of $2.10 per share for a total acquired liability of $48,299,987.
The total number of warrants is made up of 15,000,000 Public Placement Warrants (“Public Warrants”) and 8,000,000 Private Placement Warrants (“Private warrants”). All warrants have a 5 year term, expiring on September 24, 2025. The Public Warrants have an exercise price of $11.50 per share, with a redemption price of $0.01 per warrant if the share price is above $10.00, on a cashless basis. If the share price is above $18.00 for any 20 trading days within the 30 trading day period ending three trading days before the notice of redemption, the redemption price will be $0.10 on a cash basis. The Private Warrants have an exercise price of $
11.50
per shares, redeemable only at such time that the share price of the Company is between $
10.00
and $
18.00
, at the above prices. The Private Warrants were not transferable until
30
days after the close of the business combination, which has passed as of writing. If the Private Placement Warrants are transferred to parties other than the Company’s sponsor or its permitted transferees, the Private Placement Warrants will cease to be Private Placement Warrants and will become Public Warrants.

On October 15, 2021, 100 warrants were exercised for 100 shares for which the Company received $1,150.
Warrants are remeasured through profit or loss at each period end, using first level inputs. At October 31, 2021, the publicly traded fair market value for each warrant was $3.57 with a total liability of $82,109,334, recognizing a total loss of $33,809,634 in the twelve months ended October 31, 2021.